Income Taxes - Narrative (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 23,000,000	$ 6,029,335
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 20,000,000